Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Allowance of Doubtful Accounts [Abstract]
Balance at the beginning of the year
Additions	25,981
Foreign currency translation	(633)
Balance at the end of the year	$ 25,348